Utility Plant (Tables)	12 Months Ended
Dec. 31, 2011
Utility Plant [Abstract]
Schedule of Asset Retirement Obligations [Table Text Block]
The following table describes all changes to the Company’s ARO liability:

	At December 31,
(Dollars in Thousands)	2011	2010
Asset retirement obligation at beginning of period	$25,416	$24,095
New asset retirement obligation recognized in the period	350	—
Liability settled in the period	(1,722)	(2,341)
Revisions in estimated cash flows	1,154	2,413
Accretion expense	1,342	1,249
Asset retirement obligation at end of period	$26,540	$25,416

Schedule of Utility Plant

		Puget Energy		Puget Sound Energy
Utility Plant	Estimated Useful Life	At December 31,		At December 31,
(Dollars In Thousands)	(Years)	2011	2010	2011	2010
Electric, gas and common utility plant classified by prescribed accounts :
Distribution plant	10-50	$4,552,087	$4,313,447	$6,279,340	$6,054,961
Production plant	25-125	1,618,196	1,575,694	2,616,855	2,585,864
Transmission plant	45-65	391,080	337,163	516,461	463,546
General plant	5-35	442,216	390,732	499,559	449,980
Intangible plant (including capitalized software)	3-50	112,118	97,458	187,948	184,706
Plant acquisition adjustment	7-30	188,628	183,142	228,593	223,108
Underground storage	25-60	27,139	26,869	40,815	40,558
Liquefied natural gas storage	25-45	12,622	12,440	14,492	14,310
Plant held for future use	NA	18,381	53,945	18,534	54,098
Recoverable Cushion Gas	NA	8,514	8,058	8,514	8,057
Plant not classified	NA	38,998	58,822	38,998	58,822
Capital leases, net of accumulated amortization [1]	1-5	32,207	15,444	32,207	—
Less: accumulated provision for depreciation		(674,782)	(429,038)	(3,714,912)	(3,509,277)
Subtotal		$6,767,404	$6,644,176	$6,767,404	$6,628,733
Construction work in progress	NA	1,282,463	628,387	1,282,463	628,387
Net utility plant		$8,049,867	$7,272,563	$8,049,867	$7,257,120
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1.
Accumulated amortization of capital leases at Puget Energy was $5.7 million in 2011 and $29.6 million in 2010.  Accumulated amortization of capital leases at PSE was $5.7 million in 2011.  PSE did not have any capital leases in 2010.

Schedule of Jointly Owned Utility Plants [Table Text Block]
 These amounts are also included in the Utility Plant table above.

			Puget Energy’s Share		Puget Sound Energy’s Share
Jointly Owned Generating Plants (Dollars in Thousands)	Energy Source (Fuel)	Company’s Ownership Share	Plant in Service at Cost	Accumulated Depreciation	Plant in Service at Cost	Accumulated Depreciation
Colstrip Units 1 & 2	Coal	50%	$135,623	$(5,153)	$279,391	$(148,922)
Colstrip Units 3 & 4	Coal	25%	217,813	(16,246)	501,837	(300,269)
Colstrip Units 1 – 4 Common Facilities [1]	Coal	various	83	(10)	252	(179)
Frederickson 1	Gas	49.85%	62,146	570	71,095	(8,379)
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1.	The Company’s ownership is 50% for Colstrip Units 1 & 2 and 25% for Colstrip Units 3 & 4.